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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis, President

The Oberweis Funds

3333 Warrenville Road, Suite 500

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 – June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

The Oberweis Funds

Oberweis Emerging Growth Portfolio

Ticker: OBEGX

PROXY VOTING RECORD

07/01/04-6/30/05

ISSUER	SYMBOL	CUSIP	MEETING DATE	PROPOSED BY (ISSUER OR SHAREHOLDER	VOTED (Y OR N)	MANAGEMENT RECOMMENDATION	VOTED FOR	VOTED AGAINST	WITHHOLD
Altiris, Inc.	ATRS	02148M100	7/21/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. To adopt the Altiris, Inc. 2004 stock plan. 3. To ratify the appointment of KPMG LLP as independent public accountants for the fiscal year ending December 31, 2004.

Petmed Express, Inc	PETS	716382106	8/6/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. To ratify the appointment of Goldstein Golub Kessler LLP as independent auditors.

Magma Design Automation	LAVA	559181102	8/31/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. To ratify the appointment of Pricewaterhousecoopers LLP as Magma’s Independent Accountants.

Ditech Communications	DITC	25500M103	9/17/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. Approve Ditech’s stock option plan. 3. Ratify the selection of Pricewaterhousecoopers LLP as independent auditors.

Viasat, Inc.	VSAT	92552V100	9/9/2004	ISSUER	Y	For all proposals	1. Election of Directors.

Blue Coat Systems	BCSI	09534T508	10/5/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratify appointment of independent accountants.

Omnivision Tech. Inc.	OVTI	682128103	9/28/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratify appointment of independent accountants.

Synaptics, Inc.	SYNA	87157D109	10/19/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. Approval of the incentive compensation plan. 3. Ratify appointment of independent accountants.

Hansen Natural Inc.	HANS	411310105	11/5/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of independent auditors.

CTRIP. Com International	CTRP	22943F100	11/5/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. Distribute net income to the shareholders as dividends.

JLG Industries, Inc.	JLG	466210101	11/18/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Bone Care International	BCII	098072101	11/23/2004	ISSUER	Y	For all proposals	1. Election of Directors. 2. Approval of stock incentive plan. 3. Approval of articles of incorporation. 4. Approval of merger. 5. Ratification of Independent Auditors.

Aeroflex International	ARXX	007768104	11/10/2004	ISSUER	Y	For all proposals	1. Election of Directors.

Catapult Communications	CATT	149016107	1/25/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Approve and ratify the appointment of independent accounting firm.	1. Proxies are authorized to vote in their discretion upon such other business as may properly come before the meeting.

American Healthways Inc.	AMHC	02649V104	1/20/2005	ISSUER	Y	For all proposals	1. Election of directors. 2. Amendment to the stock incentive plan.

Applied Signal Technology, Inc.	APSG	038237103	3/9/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

BEI Technologies, Inc.	BEIQ	05538P104	3/9/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

A.S.V., Inc.	ASVI	001963107	5/27/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Altiris, Inc	ATRS	02148M100	5/10/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Anika Therapeutics, Inc.	ANIK	035255108	6/1/2005	ISSUER	Y	For all proposals	1. Election of Directors.

Aquantive, Inc.	AQNT	03839G105	5/25/2005	ISSUER	Y	For all proposals	1. Election of Directors.		1. Election of Directors.

Audible, Inc.	ADBL	05069A302	6/10/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Amend Omnibus Stock Plan.	1. Election of Directors.

Build-A-Bear Workshop, Inc.	BBW	120076104	5/12/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors. 3. Approval of Executive Incentive Bonus Plan.

Carrizo Oil & Gas, Inc.	CRZO	144577103	5/10/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors. 3. Approval of Omnibus Stock Plan.		1. Election of Directors.

Centene Corp.	CNC	15135B101	4/26/2005	ISSUER	Y	For all proposals	1. Election of Directors.	1. Amend Omnibus Stock Plan

Central European Distribution Corporation	CEDC	153435102	5/2/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Ceradyne, Inc.	CRDN	156710105	5/23/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Amend Stock Option Plan.

Chico	CHS	168615102	6/21/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Connetics Corp.	CNCT	208192104	4/22/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors. 3. Increase Number of Authorized Common Stock	1. Approval of Omnibus Stock Plan.	1. Election of Directors.

Deckers Outdoor Corp.	DECK	243537107	5/20/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

DHB Industries, Inc.	DHB	23321E103	5/6/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Approval of Omnibus Stock Plan.	1. Election of Directors.

Digital River, Inc.	DRIV	25388B104	5/25/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors. 3. Amend Omnibus Stock Plan.

Euronet Worldwide Inc.	EEFT	298736109	5/18/2005	ISSUER	Y	For all proposals	1. Election of Directors.

Greenfield Online, Inc.	SRVY	395150105	5/10/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors. 3. Amend Omnibus Stock Plan.

HealthExtras, Inc.	HLEX	422211102	6/7/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

InKine Pharmaceutical Company, Inc.	INKP	457214104	6/8/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Approval of Executive Incentive Bonus Plan. 3. Ratification of Independent Auditors

IXIA	XXIA	45071R109	5/19/2005	ISSUER	Y	For all proposals	1. Election of Directors 2. Ratification of Independent Auditors.		1. Election of Directors.

Kos Pharmaceuticals, Inc.	KOSP	500648100	4/28/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Increase Authorized Common Stock 3. Ratification of Independent Auditors.		1. Election of Directors.

Kyphon Inc	KYPH	501577100	6/16/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Laserscope	LSCP	518081104	6/10/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Amend Stock Option Plan. 3. Ratification of Independent Auditors.		1. Election of Directors.

LCA-Vision Inc.	LCAV	501803308	5/16/2005	ISSUER	Y	For all proposals	1. Election of Directors.	1. Approval of Omnibus Stock Plan.

Mercantile Bank Corp.	MBWM	587376104	4/28/2005	ISSUER	Y	For all proposals	1. Election of Directors.

Merge Technologies Inc.	MRGE	589981109	5/24/2005	ISSUER	Y	For all proposals	1. Issue Shares in Connection with an Acquisition. 2. Increase Authorized Common Stock. 3. Approval of Omnibus Stock Plan. 4. Election of Directors.

MTC Technologies, Inc.	MTCT	55377A106	4/20/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Orckit Communications Ltd.	ORCT	M7531S206	6/23/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Exchanges over several years of up to all stock options of Corrigent for stock options of Orckit. 3. Exchanges of stock options of various holders of Corrigent for Orckit. 4. Ratification of Independent Auditors.	1. Amendments to articles of association. 2. Amendments to indemnification letter agreement in favor of directors. 3. Amendments to the employment agreement of Eric Paneth and Izhak Tamir and stock option grant to him.

PDF Solutions, Inc.	PDFS	693282105	5/26/2005	ISSUER	Y	For all proposals	1. Election of Directors 2. Ratification of Independent Auditors.

Petroleum Development Corp.	PETDE	716578109	6/10/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors 3. Approval of Restricted Stock Plan.

Portfolio Recovery Associates, Inc.	PRAA	73640Q105	5/11/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Rightnow Technologies, Inc	RNOW	76657R106	6/28/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Other Business.

Rudolph Technologies, Inc.	RTEC	781270103	5/24/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Salix Pharmaceuticals Ltd.	SLXP	795435106	6/9/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Approval of Omnibus Stock Plan.

SFBC International Inc	SFCC	784121105	6/21/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan. 3. Amend Qualified Employee Stock Purchase Plan 4. Ratification of Independent Auditors.	1. Other Business.

Sigmatel Inc.	SGTL	82661W107	4/21/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Approval of Omnibus Stock Plan.

Silicon Image, Inc.	SIMG	82705T102	6/15/2005	ISSUER	Y	For all proposals	1. Ratification of Independent Auditors.		1. Election of Directors.

Tessera Technologies, Inc.	TSRA	88164L100	5/19/2005	ISSUER	Y	For all proposals	1. Election of Directors 2. Ratification of Independent Auditors.	1. Amend Omnibus Stock Plan.	1. Election of Directors.

Trex Company, Inc.	TWP	89531P105	4/21/2005	ISSUER	Y	For all proposals	1. Election of Directors 2. Approve Omnibus Stock Plan. 3. Approval of Executive Incentive Bonus Plan. 4. Ratification of Independent Auditors.

United Therapeutics Corp.	UTHR	91307C102	6/29/2005	ISSUER	Y	For all proposals	1. Election of Directors.

USANA Health Sciences Inc	USNA	90328M107	4/20/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

ValueClick, Inc.	VCLK	92046N102	6/6/2005	ISSUER	Y	For all proposals	1. Election of Directors.		1. Election of Directors.

Ventiv Health, Inc.	VTIV	922793104	6/15/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Amend Omnibus Stock Plan.

Veritas DGC Inc.	VTS	92343P107	6/22/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Vnus Medical Technologies Inc.	VNUS	928566108	5/17/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Whiting Petroleum Corp.	WLL	966387102	5/10/2005	ISSUER	Y	For all proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

The Oberweis Funds

Oberweis Micro-Cap Portfolio

Ticker: OBMCX

PROXY VOTING RECORD

7/01/04-6/30/05

ISSUER	SYMBOL	CUSIP	MEETING DATE	PROPOSED BY (ISSUER OR SHAREHOLDER)	VOTED (Y OR N)	MANAGEMENT RECOMMENDATION	VOTED FOR	VOTED AGAINST	WITHHOLD
Novatel Wireless	NVTL	669954109	7/20/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors and Authorization to Fix Remuneration. 3. Amend Employee Stock Option Plan. 4. Amend Directors Stock Option Plan.

California Micro Devices	CAMD	130439102	8/12/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors. 3. Adoption of Omnibus Incentive Compensation Plan. 4. Increase Number of Authorized Shares of Common Stock.

Youbet.com	UBET	987413101	8/24/2004	ISSUER	Y	For All Proposals	1. Election of Directors.

Chinadotcom	CHINA	G2108N109	9/15/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Adoption of the Employee Share Purchase Plan. 3. Receive and Consider Audited Financial Statements. 4. Ratification of Auditors.

Ceragon Networks, LTD.	CRNT	M22013102	9/14/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amendment to Articles of Association. 3. Approval of the Grant Options to Certain Directors. 4. Approval of Grant of Options to External Directors. 5. Approval of the Increase in Authorized Shares. 6. Reappoint Auditors 7. Approval of Directors’ and Officers’ Liability.

Quality Systems, Inc.	QSII	747582104	9/21/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Auditors.

Engineered Support	EASI	292866100	9/15/2004	ISSUER	Y	For All Proposals	1. Amendment of company’s articles of incorporation 2. Approve executive incentive performance plan 3. Grant proxy holders authority to vote with respect to the approval of any proposal to postpone or adjourn meeting to a later date to solicit.

Frequency Electronics	FEI	358010106	9/30/2004	ISSUER	Y	For All Proposals	1. Election of Directors.

MIPS Technologies, Inc.	MIPS	604567107	11/18/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Paincare Holdings	PRZ	69562E104	11/12/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval issuance of common stock. 3. Ratification of Independent Auditors.

Urologix, Inc.	ULGX	917273104	11/9/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of stock option plan.

Candela Corp.	CLZR	136907102	12/14/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval amendment to certificate of incorporation. 3. Ratification of independent auditors.

Greg Manning Auctions	GMAI	563823103	12/15/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of accountants.	1. Conduct such other matters incident to conduct of meeting.

Yak Communications	YAKC	984208207	12/16/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of the Independent Auditors.

Arotech Corporation	ARTX	042682104	12/14/2004	ISSUER	Y	For All Proposals	1. Ratification of the issuance of warrants.

Northern Technologies	NTI	665809109	1/28/2005	ISSUER	Y	For All Proposals	1. Election of Directors.

Dawson Geophysical Co.	DWSN	239359102	1/25/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of accountants.

Hurco Companies Inc.	HURC	447324104	3/16/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan.

Impco Technologies, Inc.	IMCO	45255W106	3/10/2005	ISSUER	Y	For All Proposals	1. Issue Shares in Connection with an Acquisition.

Sunair Electronics, Inc.	SNR	867017105	2/4/2005	ISSUER	Y	For All Proposals	1. Approval of Issuance of Shares for a Private Placement. 2. Approval of Increase in Size of Board. 3. Amend Articles. 4. Approve Stock Option Grants to Certain Directors. 5. Approve Stock Option Grants to Certain Directors. 6. Approve Omnibus Stock Plan.	1. Other Business.	1. Election of Directors.

A.D.A.M. INC	ADAM	00088U108	5/19/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Aldila, Inc.	ALDA	014384200	5/18/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Other Business.

Allied Motion Technologies, Inc.	AMOT	019330109	4/28/2005	ISSUER	Y	For All Proposals	1. Election of Directors.		1. Election of Directors.

Anika Therapeutics, Inc.	ANIK	035255108	6/1/2005	ISSUER	Y	For All Proposals	1. Election of Directors.

Aptimus Inc	APTM	03833V108	6/8/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Barrett Business Services, Inc.	BBSI	068463108	5/12/2005	ISSUER	Y	For All Proposals	1. Election of Directors.

Cash Systems, Inc.	CKN	14756B102	6/15/2005	ISSUER	Y	For All Proposals	1. Fix Number of Directors. 2. Approval of Omnibus Stock Plan. 3. Ratification of Independent Auditors. 4. Election of Directors.		1. Election of Directors.

Central European Distribution Corporation	CEDC	153435102	5/2/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

CyberSource Corporation	CYBS	23251J106	5/12/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Dearborn Bancorp, Inc.	DEAR	24242R108	5/17/2005	ISSUER	Y	For All Proposals	1. Election of Directors.	1. Approval of Omnibus Stock Plan.	1. Election of Directors.

Dynamic Materials Corp.	BOOM	267888105	6/3/2005	ISSUER	Y	For All Proposals	1. Election of Directors.	1. Other Business.	1. Election of Directors.

Edge Petroleum Corp.	EPEX	279862106	4/27/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Increase Authorized Common Stock. 3. Ratification of Independent Auditors.

First Regional Bancorp	FRGB	33615C101	5/17/2005	ISSUER	Y	For All Proposals	1. Election of Directors.	1. Other Business.	1. Election of Directors.

Fonar Corp.	FONR	344437108	6/6/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Bundled Compensation Plans. 3. Ratification of Independent Auditors.	1. Other Business.	1. Election of Directors.

GMX Resources, Inc.	GMXR	38011M108	5/17/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Classify the Board of Directors. 2. Adopt Shareholder Rights Plan.

Health Grades Inc.	HGRD	42218Q102	6/22/2005	ISSUER	Y	For All Proposals	1. Election of Directors.		1. Election of Directors.

HealthExtras, Inc.	HLEX	422211102	6/7/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

I.D. Systems, Inc.	IDSY	449489103	6/17/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Amend Omnibus Stock Plan.

Image Sensing Systems, Inc.	ISNS	45244C104	5/18/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval Omnibus Stock Plan. 3. Ratification of Independent Auditors.		1. Election of Directors.

Impco Technologies, Inc.	IMCO	45255W106	6/9/2005	ISSUER	Y	For All Proposals	1. Election of Directors.		1. Election of Directors.

Innovo Group Inc.	INNO	457954600	6/9/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Increase Authorized Common Stock. 3. Ratification of Independent Auditors.	1. Amend Omnibus Stock Plan.

Merge Technologies Inc.	MRGE	589981109	5/24/2005	ISSUER	Y	For All Proposals	1. Issue Shares in Connection with an Acquisition. 2. Increase Authorized Common Stock. 3. Approval Omnibus Stock Plan. 4. Election of Directors.

Mexican Restaurants, Inc.	CASA	59283R104	5/24/2005	ISSUER	Y	For All Proposals	1. Election of Directors.	1. Other Business

Mind CTI Ltd.	MNDO	M70240102	4/7/2005	ISSUER	Y	For All Proposals	1. Re-election of Directors. 2. Election of Directors. 3. Ratification of Independent Auditors.	1. Approval of Compensation for the Directors of the Company.

Palomar Medical Technologies, Inc.	PMTI	697529303	5/11/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Other Business.	1. Election of Directors.

Pinnacle Financial Partners, Inc	PNFP	72346Q104	4/19/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Increase Authorized Common Stock.	1. Amend Omnibus Stock Plan.

Programmer’s Paradise, Inc.	PROG	743205106	6/14/2005	ISSUER	Y	For All Proposals	1. Election of Directors.		1. Election of Directors.

Psychiatric Solutions, Inc.	PSYS	74439H108	5/17/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan. 3. Amend Non-Employee Director Stock Option Plan. 4. Ratification of Independent Auditors.

Qmed, Inc.	QMED	747914109	6/28/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Director.

SI Intl. Inc.	SINT	78427V102	6/16/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors. 3. Amend Omnibus Stock Plan.

Somanetics Corp.	SMTS	834445405	4/21/2005	ISSUER	Y	For All Proposals	1. Election of Directors.	1. Approval of Omnibus Stock Plan.

St. Joseph Capital Corporation	SJOE	790595102	5/19/2005	ISSUER	Y	For All Proposals	1. Election of Directors.

Sun Hydraulics Corp.	SNHY	866942105	6/11/2005	ISSUER	Y	For All Proposals	1. Election of Directors.

VASCO Data Security International, Inc.	VDSI	92230Y104	6/14/2005	ISSUER	Y	For All Proposals	1. Election of Directors.

Vascular Solutions, Inc.	VASC	92231M109	4/19/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Visual Networks, Inc.	VNWK	928444108	6/1/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Elecection of Directors.

Vital Images, Inc.	VTAL	92846N104	5/11/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Non-Employee Director Stock Option Plan.	1. Amend Omnibus Stock Plan.	1. Election of Directors.

VSE Corp.	VSEC	918284100	5/3/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

WebSideStory, Inc.	WSSI	947685103	5/10/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Youbet.com, Inc.	UBET	987413101	6/2/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Omnibus Stock Plan.

The Oberweis Funds

Oberweis Mid-Cap Portfolio

Ticker: OBMDX

PROXY VOTING RECORD

07/01/04-06/30/05

ISSUER	SYMBOL	CUSIP	MEETING DATE	PROPOSED BY (ISSUER OR SHAREHOLDER	VOTED (Y OR N)	MANAGEMENT RECOMMENDATION	VOTED FOR	VOTED AGAINST	WITHHOLD
Taro Pharmaceuticals	TARO	M8737E108	8/5/2004	ISSUER	Y	For All Proposals	1.Election of Directors. 2. Ratification of Independent Auditors and Authorize the Board of Directors to fix the Auditors’ Remuneration and Authorize the Board of Directors to Delegate such Authority to the Company’s Audit Committee. 3. Approval of the Auditors’ Report and Consolidated Financial Statements for the Year Ended December 31, 2003. 4. Amend the 1999 Stock Incentive Plan Authorizing the Grant of Stock Options to the Company’s Independent Directors. 5. Approval of the Grant of Stock Options to the Company’s Independent Directors.

Magma Design Automation	LAVA	559181102	8/31/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Omnivision	OVTI	682128103	9/28/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Barr Pharma	BRL	068306109	10/28/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Coach Inc.	COH	189754104	11/3/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of the Stock Incentive Plan.

Resmed, Inc.	RMD	761152107	11/18/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

American Pharma	APPX	02886P109	12/13/2004	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Engineered Support Systems, Inc.	EASI	292866100	3/1/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Stock Option Plan.

F5 Networks, Inc.	FFIV	315616102	2/24/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Omnibus Stock Plan.

Quiksilver, Inc.	ZQK	74838C106	3/24/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Incentive Stock Option Plan. 3. Amend Executive Incentive Bonus Plan. 4. Approval of Increase in Authorized Common Stock.		1. Election of Directors.

Akamai Technologies, Inc.	AKAM	00971T101	5/24/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

American Pharmaceuticals Partners Inc.	APPX	02886P109	6/17/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan. 3. Ratification of Independent Auditors.		1. Election of Directors.

Ask Jeeves, Inc.	ASKJ	045174109	5/24/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors

Audible, Inc.	ADBL	05069A302	6/10/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Amend Omnibus Stock Plan.	1. Election of Directors.

Autodesk, Inc.	ADSK	52769106	6/23/2005	ISSUER	Y	For All Proposals	1. Election of Directors 2. Approval of Increase in Common Stock and a Stock Split 3. Approval Executive Incentive Bonus Plan 4. Ratification of Independent Auditors	1. Approval of Omnibus Stock Plan

Build-A-Bear Workshop, Inc.	BBW	120076104	5/12/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Executive Incentive Bonus Plan. 3. Ratification of Independent Auditors.

Career Education Corp.	CECO	141665109	5/20/2005	ISSUER	Y	For All Proposals	1. Ratification of Independent Auditors. 2. Approval of Declassifying the Board of Directors. 3. Amend Articles/bylaws/charter – Call Special Meetings 4. Amend Terms of Existing Poison Pill		1. Election of Directors.

Celgene Corp.	CELG	151020104	6/15/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan. 3. Ratification of Independent Auditors. 4. Amend Non-employee Director Stock Option Plan.

Cephalon, Inc.	CEPH	156708109	5/18/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Ceradyne, Inc.	CRDN	156710105	5/23/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Stock Option Plan.

Chico	CHS	168615102	6/21/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Cogent, Inc.	COGT	19239Y108	6/3/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.		1. Election of Directors.

Cognizant Technology Solutions Corp.	CTSH	192446102	6/14/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan. 3. Ratification of Independent Auditors.

Connetics Corp.	CNCT	208192104	4/22/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Increase Authorized Common Stock. 3. Ratification of Independent Auditors.	1. Approval of Omnibus Stock Plan.	1. Election of Directors.

Cytyc Corp.	CYTC	232946103	5/11/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Increase Authorized Common Stock. 3. Ratification of Independent Auditors.

Digital River, Inc.	DRIV	25388B104	5/25/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan. 3. Ratification of Independent Auditors.

Endurance Specialty Holdings	ENH	G30397106	4/27/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Amended and Restated By-laws. 3. Increase the Current Size of Board of Directors from Twelve to Fifteen. 4. Adopt Amended and Restated 2003 Non-employee Director Equity Incentive Plan. 5. Ratification of Independent Auditors.

IDX Systems Corp.	IDXC	449491109	5/24/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Qualified Employee Stock Purchase Plan.	1. Approval of Omnibus Stock Plan.

InfoSpace Inc.	INSP	45678T201	5/9/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Intuitive Surgical Inc	ISRG	46120E602	5/20/2005	ISSUER	Y	For All Proposals	1. Election of Directors.

J2 Global Communications, Inc.	JCOM	46626E205	5/4/2005	ISSUER	Y	For All Proposals	1. Election of Directors.	1. Other Business.	1. Election of Directors.

L-3 Communications Holdings, Inc.	LLL	502424104	4/26/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Marvell Technology Group Ltd	MRVL	G5876H105	6/10/2005	ISSUER	Y	For All Proposals	1. Ratification of Independent Auditors.		1. Election of Directors.

Maverick Tube Corp.	MVK	577914104	5/16/2005	ISSUER	Y	For All Proposals	1. Election of Director. 2. Amend Omnibus Stock Plan. 3. Ratification of Independent Auditors.

Patterson-Uti Energy, Inc.	PTEN	703481101	6/15/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Omnibus Stock Plan. 3. Ratification of Independent Auditors.

Petrokazakhstan Inc. (Formerly Hurricane Hydrocarbons Ltd)	PKZ.	71649P102	5/3/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Independent Auditors and Authorize Board to Fix Remuneration of Auditors.

Pharmion Corp.	PHRM.	71715B409	6/1/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.	1. Amend Omnibus Stock Plan. 2. Amend Non-employee Director Stock Option Plan.

Sigmatel Inc.	SGTL	82661W107	4/21/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval of Omnibus Stock Plan.

Silicon Image, Inc.	SIMG	82705T102	6/15/2005	ISSUER	Y	For All Proposals	1. Ratification of Independent Auditors.		1. Election of Directors.

Tekelec	TKLC	879101103	5/13/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Approval Qualified Employee Stock Purchase Plan. 3. Ratification of Independent Auditors.		1. Election of Directors.

Tempur-Pedic Intl., Inc.	TPX	88023U101	4/26/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

TIBCO Software, Inc.	TIBX	88632Q103	4/21/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.

Urban Outfitters, Inc.	URBN	917047102	5/24/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Amend Omnibus Stock Plan. 3. Approval Executive Incentive Bonus Plan.		1. Election of Directors.

Veritas DGC Inc.	VTS	92343P107	6/22/2005	ISSUER	Y	For All Proposals	1. Election of Directors. 2. Ratification of Independent Auditors.